Selected Statement of Operations Data - Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 806,402	$ 752,517	$ 582,746
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	273,852	223,120	202,836
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	180,740	170,297	98,405
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	108,400	98,387	87,900
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	75,300	108,074	54,004
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,710	45,044	44,840
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	52,900	59,299	55,607
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 55,500	$ 48,296	$ 39,154